Shareholders' Equity (Details)	1 Months Ended	12 Months Ended
	May. 31, 2015 shares	Dec. 31, 2015 vote shares
Class A Subordinate Voting
Class of Stock [Line Items]
Voting rights (in votes per share) | vote		1
Class B Multiple Voting
Class of Stock [Line Items]
Shares issued upon redesignation of common stock	39,780,952
Voting rights (in votes per share) | vote		10
Voting shares convertible (per share)		1
Common Stock
Class of Stock [Line Items]
Shares issued upon conversion of convertible preferred stock		27,159,277
Common Stock | IPO | Class B Multiple Voting
Class of Stock [Line Items]
Shares issued upon conversion of convertible preferred stock	27,159,277